Taxes - Tax Loss Carry-forwards (Detail) kr in Millions	Dec. 31, 2017 SEK (kr)
Disclosure Of Income Taxes [Line Items]
Tax loss carry-forwards	kr 47,360
Tax value	10,712
2019 [member]
Disclosure Of Income Taxes [Line Items]
Tax loss carry-forwards	37
Tax value	9
2020 [member]
Disclosure Of Income Taxes [Line Items]
Tax loss carry-forwards	74
Tax value	15
2021 [member]
Disclosure Of Income Taxes [Line Items]
Tax loss carry-forwards	197
Tax value	32
2022 [member]
Disclosure Of Income Taxes [Line Items]
Tax loss carry-forwards	870
Tax value	218
2023 or later [member]
Disclosure Of Income Taxes [Line Items]
Tax loss carry-forwards	46,182
Tax value	kr 10,438